Employee benefit plans - Net periodic benefit cost for defined benefit plans (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Employee Benefit Plans [Abstract]
Service cost	¥ 6,398	¥ 6,452	¥ 6,721
Interest cost	2,432	2,042	1,786
Expected return on plan assets	(5,968)	(6,055)	(5,826)
Amortization of net actuarial losses	3,818	3,955	5,519
Amortization of prior service cost	(1,607)	(1,599)	(1,521)
Net periodic benefit cost	¥ 5,073	¥ 4,795	¥ 6,679
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Labor and Related Expense	Labor and Related Expense	Labor and Related Expense